Refund of WoW Game Points (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points			$ 26,053,438	¥ 169,998,682		¥ 169,998,682
Other operating income	$ 4,000,000	¥ 26,000,000
Legal liability	2 years	2 years
Liability related to refund of WOW game points, release period	20 years	20 years
World of Warcraft ("WoW")
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points			$ 26,100,000	¥ 170,000,000	$ 26,100,000	¥ 170,000,000	$ 30,700,000	¥ 200,400,000